LAND USE RIGHTS, NET (Details) - LAND USE RIGHTS - USD ($) $ in Thousands	Feb. 28, 2026	Feb. 28, 2025
LAND USE RIGHTS, NET
Land use rights	$ 214,933	$ 214,933
Accumulated amortization	(29,261)	(24,959)
Add: foreign exchange difference	4,107	(7,094)
Land use rights, net	$ 189,779	$ 182,880